Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (98.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (17.2%)
Alphabet, Inc. - Class A *	368,300	35,228
Alphabet, Inc. - Class C *	287,460	27,639
Meta Platforms, Inc. - Class A *	262,560	35,624
Netflix, Inc. *	135,811	31,975
The Walt Disney Co. *	294,951	27,823
Total		158,289

Consumer Discretionary (15.7%)
Alibaba Group Holding, Ltd., ADR *	157,453	12,595
Amazon.com, Inc. *	507,758	57,377
Starbucks Corp.	261,442	22,029
Tesla, Inc. *	119,538	31,707
Yum China Holdings, Inc.	148,875	7,046
Yum! Brands, Inc.	128,176	13,630
Total		144,384

Consumer Staples (4.0%)
Monster Beverage Corp.*	416,726	36,239
Total		36,239

Financials (3.6%)
FactSet Research Systems, Inc.	48,807	19,528

Common Stocks (98.2%)	Shares/ Par +	Value $ (000’s)
Financials continued
SEI Investments Co.	278,042	13,638
Total		33,166

Health Care (16.8%)
Illumina, Inc. *	92,627	17,672
Intuitive Surgical, Inc. *	56,061	10,508
Novartis AG, ADR	381,539	29,001
Novo Nordisk A/S, ADR	139,213	13,870
Regeneron Pharmaceuticals, Inc. *	42,688	29,406
Roche Holding AG, ADR	547,295	22,231
Vertex Pharmaceuticals, Inc. *	108,737	31,484
Total		154,172

Industrials (8.0%)
The Boeing Co. *	336,044	40,688
Deere & Co.	48,830	16,304
Expeditors International of Washington, Inc.	182,670	16,132
Total		73,124

Information Technology (32.9%)
Autodesk, Inc. *	186,777	34,890
Block, Inc. - Class A *	171,107	9,409
Microsoft Corp.	202,076	47,064
NVIDIA Corp.	300,370	36,462

Common Stocks (98.2%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Oracle Corp.	544,968	33,281
PayPal Holdings, Inc. *	174,780	15,043
QUALCOMM, Inc.	177,511	20,055
Salesforce, Inc. *	195,338	28,097
Shopify, Inc. *	400,651	10,794
Visa, Inc. - Class A	321,440	57,104
Workday, Inc. - Class A *	65,075	9,906
Total		302,105

Total Common Stocks (Cost: $727,025)		901,479

Short-Term Investments (1.8%)
Money Market Funds (1.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940% #	16,819,458	16,819
Total		16,819

Total Short-Term Investments (Cost: $16,819)		16,819

Total Investments (100.0%) (Cost: $743,844)@		918,298

Other Assets, Less Liabilities (0.0%)		15

Net Assets (100.0%)		918,313

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $743,844 and the net unrealized appreciation of investments based on that cost was $174,454 which is comprised of $274,326 aggregate gross unrealized appreciation and $99,872 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$901,479	$—	$—
Short-Term Investments	16,819	—	—

Total Assets:	$918,298	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand